Note 7 - Mortgage Loans Payable (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2014	Dec. 31, 2013
Mortgage Loans on Real Estate [Abstract]
Schedule of Debt [Table Text Block]
	June 30, 2014	December 31, 2013
Global Dividend Note Payable	$16,144,614	$16,144,614
Global Note Payable	302,813	-
Total Notes Payable	$16,447,427	$16,144,614

	December 31, 2013	December 31, 2012
Mortgage payable – Port Jefferson Professional Park (a)	$-	$5,013,415
	$-	$5,013,415